UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565
Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant's: PGIM Global Real Estate Fund and PGIM Jennison Technology Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2020
Date of reporting period:	4/30/2020

Item 1 – Reports to Stockholders

PGIM GLOBAL REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Real Estate Fund

June 15, 2020

PGIM Global Real Estate Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–20.57	–17.93	–0.70	4.75	—
Class B	–20.95	–17.72	–0.46	4.59	—
Class C	–20.74	–14.31	–0.13	4.68	—
Class R	–20.62	–13.24	0.28	5.16	—
Class Z	–20.35	–12.66	0.87	5.73	—
Class R2	–20.47	–13.02	N/A	N/A	–1.96 (12/27/17)
Class R4	–20.37	–12.77	N/A	N/A	–1.70 (12/27/17)
Class R6	–20.26	–12.55	1.02	N/A	3.85 (8/23/13)
FTSE EPRA/NAREIT Developed Index
	–24.04	–17.51	–0.40	4.86	—
S&P 500 Index
	–3.15	0.88	9.12	11.69	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
	Class R2 (12/27/17)	Class R4 (12/27/17)	Class R6 (8/23/13)
FTSE EPRA/NAREIT Developed Index	–5.32	–5.32	2.92
S&P 500 Index	5.79	5.79	11.31

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

PGIM Global Real Estate Fund	5

Your Fund’s Performance (continued)

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the US have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Real Estate Sectors	Country	% of Net Assets
Prologis, Inc.	Industrial REITs	United States	5.8%
Invitation Homes, Inc.	Residential REITs	United States	3.7%
Equity LifeStyle Properties, Inc.	Residential REITs	United States	3.4%
AvalonBay Communities, Inc.	Residential REITs	United States	3.0%
Vonovia SE	Real Estate Operating Companies	Germany	2.7%
Americold Realty Trust	Industrial REITs	United States	2.7%
Essex Property Trust, Inc.	Residential REITs	United States	2.6%
Link REIT	Retail REITs	Hong Kong	2.6%
Sun Hung Kai Properties Ltd.	Diversified Real Estate Activities	Hong Kong	2.5%
Segro PLC	Industrial REITs	United Kingdom	2.4%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Global Real Estate Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Real Estate Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$794.30	1.52%	$6.78
	Hypothetical	$1,000.00	$1,017.30	1.52%	$7.62
Class B	Actual	$1,000.00	$790.50	2.49%	$11.08
	Hypothetical	$1,000.00	$1,012.48	2.49%	$12.46
Class C	Actual	$1,000.00	$792.60	1.94%	$8.65
	Hypothetical	$1,000.00	$1,015.22	1.94%	$9.72
Class R	Actual	$1,000.00	$793.80	1.62%	$7.23
	Hypothetical	$1,000.00	$1,016.81	1.62%	$8.12
Class Z	Actual	$1,000.00	$796.50	0.94%	$4.20
	Hypothetical	$1,000.00	$1,020.19	0.94%	$4.72
Class R2	Actual	$1,000.00	$795.30	1.30%	$5.80
	Hypothetical	$1,000.00	$1,018.40	1.30%	$6.52
Class R4	Actual	$1,000.00	$796.30	1.05%	$4.69
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27
Class R6	Actual	$1,000.00	$797.40	0.81%	$3.62
	Hypothetical	$1,000.00	$1,020.84	0.81%	$4.07

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS

Australia 3.8%
Dexus, REIT	1,353,758	$8,069,384
Goodman Group, REIT	1,576,530	13,508,977
Ingenia Communities Group, REIT	5,974,409	14,288,353
Stockland, REIT	5,646,656	10,566,983

		46,433,697

Belgium 2.5%
Shurgard Self Storage SA	85,404	2,825,072
VGP NV	51,089	5,923,901
Warehouses De Pauw CVA	777,993	21,302,874

		30,051,847

Canada 3.2%
Canadian Apartment Properties REIT	567,931	19,543,730
Summit Industrial Income REIT, (XTSE)	2,478,669	18,483,842

		38,027,572

Finland 1.1%
Kojamo OYJ	759,172	13,687,513

France 0.3%
Gecina SA, REIT	24,704	3,243,570

Germany 6.5%
alstria office REIT-AG, REIT	967,654	14,538,085
Deutsche Wohnen SE	436,019	17,679,140
LEG Immobilien AG	117,109	13,483,010
Vonovia SE	668,134	32,987,424

		78,687,659

Hong Kong 7.4%
Link REIT	3,441,687	30,949,797
New World Development Co. Ltd.	15,062,145	17,732,288
Sun Hung Kai Properties Ltd.	2,254,571	30,825,588
Swire Properties Ltd.	3,580,573	10,077,597

		89,585,270

See Notes to Financial Statements.

PGIM Global Real Estate Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Japan 11.9%
Activia Properties, Inc., REIT	2,977	$8,756,001
Invincible Investment Corp., REIT	4,007	1,041,924
Japan Real Estate Investment Corp., REIT	1,644	8,932,867
LaSalle Logiport REIT*	7,101	10,026,378
Mitsubishi Estate Co. Ltd.	1,672,533	27,278,101
Mitsui Fudosan Co. Ltd.	1,066,335	19,746,763
Mitsui Fudosan Logistics Park, Inc., REIT	1,698	6,713,479
Nippon Accommodations Fund, Inc.	2,285	13,686,245
Nippon Building Fund, Inc., REIT	2,191	13,103,691
Nippon Prologis REIT, Inc.	5,283	14,555,630
Nomura Real Estate Master Fund, Inc., REIT	9,960	11,443,750
Sumitomo Realty & Development Co. Ltd.	164,532	4,435,531
Tokyu Fudosan Holdings Corp.	859,816	4,260,607

		143,980,967

Netherlands 0.6%
NSI NV, REIT	183,934	7,385,443

Singapore 2.3%
City Developments Ltd.	1,470,957	8,271,550
Frasers Centrepoint Trust, REIT	1,785,352	2,681,486
Keppel REIT	3,704,658	6,135,372
Mapletree Logistics Trust, REIT	8,018,923	10,170,546

		27,258,954

Spain 0.8%
Inmobiliaria Colonial Socimi SA, REIT	945,912	9,110,098

Sweden 0.6%
Fabege AB	579,238	6,936,947

United Kingdom 5.6%
Big Yellow Group PLC, REIT	643,867	8,683,051
Derwent London PLC, REIT	160,050	6,257,511
Great Portland Estates PLC, REIT	247,060	2,098,892
Primary Health Properties PLC, REIT	6,204,305	12,041,667
Segro PLC, REIT	2,813,978	29,371,265
UNITE Group PLC (The), REIT	834,782	9,228,384

		67,680,770

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

United States 53.4%
Agree Realty Corp., REIT	146,003	$9,506,255
Alexandria Real Estate Equities, Inc., REIT	86,974	13,662,746
American Assets Trust, Inc., REIT	630,302	17,850,153
American Homes 4 Rent (Class A Stock), REIT	87,494	2,112,105
Americold Realty Trust, REIT(a)	1,061,998	32,486,519
Apple Hospitality REIT, Inc.	670,458	6,490,033
AvalonBay Communities, Inc., REIT	220,175	35,877,516
Boston Properties, Inc., REIT	56,044	5,446,356
Brandywine Realty Trust, REIT	619,890	6,917,972
Brixmor Property Group, Inc., REIT	247,357	2,832,238
Corporate Office Properties Trust, REIT	318,556	8,416,250
Cousins Properties, Inc., REIT(a)	52,704	1,590,080
CyrusOne, Inc., REIT(a)	158,172	11,095,766
Digital Realty Trust, Inc., REIT(a)	123,425	18,450,803
Duke Realty Corp., REIT	472,318	16,389,435
Equinix, Inc., REIT	22,426	15,142,035
Equity LifeStyle Properties, Inc., REIT	680,971	41,069,361
Equity Residential, REIT	255,635	16,631,613
Essex Property Trust, Inc., REIT	129,364	31,577,752
First Industrial Realty Trust, Inc., REIT	283,076	10,691,781
Four Corners Property Trust, Inc., REIT	272,576	6,102,977
Gaming & Leisure Properties, Inc., REIT	193,396	5,461,503
Global Medical REIT, Inc.	679,177	7,077,024
Healthpeak Properties, Inc., REIT	669,570	17,502,560
Host Hotels & Resorts, Inc., REIT	343,900	4,233,409
Hudson Pacific Properties, Inc., REIT	276,102	6,786,587
Invitation Homes, Inc., REIT(a)	1,901,010	44,958,886
Kilroy Realty Corp., REIT	283,149	17,628,857
Life Storage, Inc., REIT	161,139	14,114,165
Medical Properties Trust, Inc., REIT(a)	515,279	8,831,882
MGM Growth Properties LLC (Class A Stock), REIT(a)	669,081	16,840,769
Omega Healthcare Investors, Inc., REIT	287,361	8,376,573
Physicians Realty Trust, REIT	1,508,375	23,259,142
Prologis, Inc., REIT(a)	778,569	69,471,712
Public Storage, REIT(a)	15,030	2,787,313
Realty Income Corp., REIT	405,510	22,270,609
Rexford Industrial Realty, Inc., REIT	471,040	19,180,749
SBA Communications Corp., REIT	31,978	9,271,062
UDR, Inc., REIT	654,436	24,521,717
Welltower, Inc., REIT(a)	231,323	11,850,677

		644,764,942

TOTAL LONG-TERM INVESTMENTS (cost $1,112,532,074)		1,206,835,249

See Notes to Financial Statements.

PGIM Global Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value

SHORT-TERM INVESTMENTS 4.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,444,602	$1,444,602
PGIM Institutional Money Market Fund (cost $56,951,276; includes $56,941,266 of cash collateral for securities on loan)(b)(w)	56,975,942	56,964,546

TOTAL SHORT-TERM INVESTMENTS (cost $58,395,878)		58,409,148

TOTAL INVESTMENTS 104.8% (cost $1,170,927,952)		1,265,244,397
Liabilities in excess of other assets (4.8)%		(57,770,240)

NET ASSETS 100.0%		$1,207,474,157

Below is a list of the abbreviation(s) used in the semiannual report:

CVA—Certificate Van Aandelen (Bearer)

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

XTSE—Toronto Stock Exchange

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,293,701; cash collateral of $56,941,266 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$46,433,697	$—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Belgium	$—	$30,051,847	$—
Canada	38,027,572	—	—
Finland	—	13,687,513	—
France	—	3,243,570	—
Germany	—	78,687,659	—
Hong Kong	—	89,585,270	—
Japan	—	143,980,967	—
Netherlands	—	7,385,443	—
Singapore	—	27,258,954	—
Spain	—	9,110,098	—
Sweden	—	6,936,947	—
United Kingdom	—	67,680,770	—
United States	644,764,942	—	—
Affiliated Mutual Funds	58,409,148	—	—

Total	$741,201,662	$524,042,735	$—

See Notes to Financial Statements.

PGIM Global Real Estate Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Industrial REITs	22.8%
Residential REITs	21.0
Office REITs	10.7
Diversified Real Estate Activities	9.4
Real Estate Operating Companies	8.5
Specialized REITs	8.1
Health Care REITs	7.3
Retail REITs	5.6
Affiliated Mutual Funds (4.7% represents investments purchased with collateral from securities on loan)	4.8

Diversified REITs	4.3%
Hotel & Resort REITs	2.3

104.8
Liabilities in excess of other assets	(4.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$55,293,701	$(55,293,701)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $55,293,701:
Unaffiliated investments (cost $1,112,532,074)	$1,206,835,249
Affiliated investments (cost $58,395,878)	58,409,148
Foreign currency, at value (cost $1,540,191)	1,555,147
Receivable for investments sold	21,037,817
Receivable for Fund shares sold	2,784,599
Dividends and interest receivable	2,554,439
Tax reclaim receivable	1,238,109
Prepaid expenses	4,637

Total Assets	1,294,419,145

Liabilities
Payable to broker for collateral for securities on loan	56,941,266
Payable for investments purchased	23,177,092
Payable for Fund shares reacquired	4,867,922
Payable to custodian	746,000
Management fee payable	726,351
Accrued expenses and other liabilities	401,793
Distribution fee payable	65,234
Affiliated transfer agent fee payable	19,330

Total Liabilities	86,944,988

Net Assets	$1,207,474,157

Net assets were comprised of:
Shares of beneficial interest, at par	$62,474
Paid-in capital in excess of par	1,193,131,798
Total distributable earnings (loss)	14,279,885

Net assets, April 30, 2020	$1,207,474,157

See Notes to Financial Statements.

PGIM Global Real Estate Fund	15

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Class A
Net asset value and redemption price per share, ($121,186,153 ÷ 6,294,418 shares of beneficial interest issued and outstanding)	$19.25
Maximum sales charge (5.50% of offering price)	1.12

Maximum offering price to public	$20.37

Class B
Net asset value, offering price and redemption price per share, ($1,921,270 ÷ 102,487 shares of beneficial interest issued and outstanding)	$18.75

Class C
Net asset value, offering price and redemption price per share, ($35,638,740 ÷ 1,899,607 shares of beneficial interest issued and outstanding)	$18.76

Class R
Net asset value, offering price and redemption price per share, ($13,410,280 ÷ 698,689 shares of beneficial interest issued and outstanding)	$19.19

Class Z
Net asset value, offering price and redemption price per share, ($702,091,904 ÷ 36,262,956 shares of beneficial interest issued and outstanding)	$19.36

Class R2
Net asset value, offering price and redemption price per share, ($200,887 ÷ 10,394 shares of beneficial interest issued and outstanding)	$19.33

Class R4
Net asset value, offering price and redemption price per share, ($536,384 ÷ 27,737 shares of beneficial interest issued and outstanding)	$19.34

Class R6
Net asset value, offering price and redemption price per share, ($332,488,539 ÷ 17,177,483 shares of beneficial interest issued and outstanding)	$19.36

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $997,471 foreign withholding tax)	$21,224,766
Affiliated dividend income	36,678
Income from securities lending, net (including affiliated income of $10,373)	11,699

Total income	21,273,143

Expenses
Management fee	5,646,701
Distribution fee(a)	540,176
Shareholder servicing fees(a)	401
Transfer agent’s fees and expenses (including affiliated expense of $54,145)(a)	994,687
Custodian and accounting fees	178,559
Shareholders’ reports	76,467
Registration fees(a)	64,082
Trustees’ fees	24,927
Audit fee	14,411
Legal fees and expenses	12,664
Miscellaneous	58,914

Total expenses	7,611,989
Less: Fee waiver and/or expense reimbursement(a)	(12,244)
Distribution fee waiver(a)	(21,217)

Net expenses	7,578,528

Net investment income (loss)	13,694,615

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,542))	6,813,097
Foreign currency transactions	(157,109)

6,655,988

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $13,238)	(354,642,782)
Foreign currencies	42,829

(354,599,953)

Net gain (loss) on investment and foreign currency transactions	(347,943,965)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(334,249,350)

See Notes to Financial Statements.

PGIM Global Real Estate Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	224,690	16,176	235,392	63,651	—	267	—	—
Shareholder servicing fees	—	—	—	—	—	107	294	—
Transfer agent’s fees and expenses	305,102	5,022	27,244	20,798	631,583	201	434	4,303
Registration fees	7,882	6,166	6,646	6,392	16,187	6,112	6,111	8,586
Fee waiver and/or expense reimbursement	—	—	—	—	—	(6,149)	(6,095)	—
Distribution fee waiver	—	—	—	(21,217)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,694,615	$38,378,338
Net realized gain (loss) on investment and foreign currency transactions	6,655,988	170,552,121
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(354,599,953)	208,333,424

Net increase (decrease) in net assets resulting from operations	(334,249,350)	417,263,883

Dividends and Distributions
Distributions from distributable earnings
Class A	(18,323,730)	(5,813,987)
Class B	(412,784)	(158,349)
Class C	(5,802,905)	(2,217,097)
Class R	(2,100,497)	(705,116)
Class Z	(112,110,926)	(41,347,547)
Class R2	(25,583)	(1,498)
Class R4	(74,017)	(15,407)
Class R6	(47,626,666)	(34,905,433)

	(186,477,108)	(85,164,434)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	189,968,072	302,162,022
Net asset value of shares issued in reinvestment of dividends and distributions	162,338,131	73,695,062
Cost of shares reacquired	(341,412,341)	(1,083,591,326)

Net increase (decrease) in net assets from Fund share transactions	10,893,862	(707,734,242)

Total increase (decrease)	(509,832,596)	(375,634,793)

Net Assets:
Beginning of period	1,717,306,753	2,092,941,546

End of period	$1,207,474,157	$1,717,306,753

See Notes to Financial Statements.

PGIM Global Real Estate Fund	19

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni Fund (formerly known as PGIM Short Duration Muni High Income Fund), each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Global Real Estate Fund (the “Fund”).

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

20

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

PGIM Global Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term

22

portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned

PGIM Global Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

24

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into an amended and restated subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited (formerly PGIM Fund Management Limited), an indirect wholly-owned subsidiary of PGIM, Inc. (together, the “Subadvisers”). The subadvisory agreement provides that the Subadvisers will provide investment advisory services to the Fund with respect to the assets of the Fund allocated to them by the Manager. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. The Manager pays for the services of the Subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to and including $5 billion, 0.74% on the next $5 billion and 0.73% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended April 30, 2020.

PGIM Global Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed, through February 28, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.30% of average daily net assets for Class R2 shares or 1.05% of average daily net assets for Class R4 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such wavier/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.50% of the average daily net assets of Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

26

For the reporting period ended April 30, 2020, PIMS received $42,667 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $146, $242 and $1,082 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $1,190,840,992 and $1,350,868,676, respectively.

PGIM Global Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$6,180,856	$247,454,352	$252,190,606	$ —	$ —	$ 1,444,602	1,444,602	$36,678

PGIM Institutional Money Market Fund*
311,390	100,830,915	44,186,455	13,238	(4,542)	56,964,546	56,975,942	10,373**

$6,492,246	$348,285,267	$296,377,061	$13,238	$(4,542)	$58,409,148		$47,051

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2020 were as follows:

Tax Basis	$1,258,334,809

Gross Unrealized Appreciation	166,705,252
Gross Unrealized Depreciation	(159,795,664)

Net Unrealized Appreciation	$6,909,588

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for

28

certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R	76,786	11%
Class R4	497	2%
Class R6	1,677,582	10%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	7	64%

PGIM Global Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	482,569	$11,065,507
Shares issued in reinvestment of dividends and distributions	686,667	16,101,604
Shares reacquired	(1,200,579)	(26,665,136)
Net increase (decrease) in shares outstanding before conversion	(31,343)	501,975
Shares issued upon conversion from other share class(es)	191,258	4,407,941
Shares reacquired upon conversion into other share class(es)	(89,009)	(2,087,299)

Net increase (decrease) in shares outstanding	70,906	$2,822,617

Year ended October 31, 2019:
Shares sold	682,921	$16,974,673
Shares issued in reinvestment of dividends and distributions	216,303	5,009,569
Shares reacquired	(2,165,866)	(53,147,668)
Net increase (decrease) in shares outstanding before conversion	(1,266,642)	(31,163,426)
Shares issued upon conversion from other share class(es)	708,718	18,082,414
Shares reacquired upon conversion into other share class(es)	(254,389)	(6,418,034)

Net increase (decrease) in shares outstanding	(812,313)	$(19,499,046)

Class B
Six months ended April 30, 2020:
Shares sold	1,414	$32,903
Shares issued in reinvestment of dividends and distributions	15,819	362,893
Shares reacquired	(15,754)	(349,035)
Net increase (decrease) in shares outstanding before conversion	1,479	46,761
Shares reacquired upon conversion into other share class(es)	(59,172)	(1,302,727)

Net increase (decrease) in shares outstanding	(57,693)	$(1,255,966)

Year ended October 31, 2019:
Shares sold	5,252	$121,345
Shares issued in reinvestment of dividends and distributions	6,266	138,729
Shares reacquired	(46,325)	(1,112,927)
Net increase (decrease) in shares outstanding before conversion	(34,807)	(852,853)
Shares reacquired upon conversion into other share class(es)	(52,070)	(1,277,212)

Net increase (decrease) in shares outstanding	(86,877)	$(2,130,065)

30

Class C	Shares	Amount
Six months ended April 30, 2020:
Shares sold	160,462	$3,784,883
Shares issued in reinvestment of dividends and distributions	209,635	4,801,259
Shares reacquired	(392,955)	(7,817,431)
Net increase (decrease) in shares outstanding before conversion	(22,858)	768,711
Shares reacquired upon conversion into other share class(es)	(113,655)	(2,556,639)

Net increase (decrease) in shares outstanding	(136,513)	$(1,787,928)

Year ended October 31, 2019:
Shares sold	154,335	$3,772,430
Shares issued in reinvestment of dividends and distributions	85,178	1,904,276
Shares reacquired	(483,506)	(11,537,050)
Net increase (decrease) in shares outstanding before conversion	(243,993)	(5,860,344)
Shares reacquired upon conversion into other share class(es)	(733,033)	(18,176,103)

Net increase (decrease) in shares outstanding	(977,026)	$(24,036,447)

Class R
Six months ended April 30, 2020:
Shares sold	58,159	$1,318,402
Shares issued in reinvestment of dividends and distributions	85,834	2,007,828
Shares reacquired	(172,779)	(3,907,078)

Net increase (decrease) in shares outstanding	(28,786)	$(580,848)

Year ended October 31, 2019:
Shares sold	126,426	$3,146,999
Shares issued in reinvestment of dividends and distributions	28,014	645,404
Shares reacquired	(294,336)	(7,291,170)

Net increase (decrease) in shares outstanding	(139,896)	$(3,498,767)

Class Z
Six months ended April 30, 2020:
Shares sold	5,621,589	$124,343,310
Shares issued in reinvestment of dividends and distributions	3,960,575	93,116,183
Shares reacquired	(10,902,192)	(234,935,801)
Net increase (decrease) in shares outstanding before conversion	(1,320,028)	(17,476,308)
Shares issued upon conversion from other share class(es)	128,642	3,044,806
Shares reacquired upon conversion into other share class(es)	(73,013)	(1,737,322)

Net increase (decrease) in shares outstanding	(1,264,399)	$(16,168,824)

Year ended October 31, 2019:
Shares sold	7,209,254	$180,211,410
Shares issued in reinvestment of dividends and distributions	1,400,985	32,942,592
Shares reacquired	(13,520,122)	(330,627,934)
Net increase (decrease) in shares outstanding before conversion	(4,909,883)	(117,473,932)
Shares issued upon conversion from other share class(es)	413,863	10,401,613
Shares reacquired upon conversion into other share class(es)	(218,720)	(5,639,450)

Net increase (decrease) in shares outstanding	(4,714,740)	$(112,711,769)

PGIM Global Real Estate Fund	31

Notes to Financial Statements (unaudited) (continued)

Class R2	Shares	Amount
Six months ended April 30, 2020:
Shares sold	3,205	$74,901
Shares issued in reinvestment of dividends and distributions	1,089	25,583
Shares reacquired	(1,987)	(45,959)

Net increase (decrease) in shares outstanding	2,307	$54,525

Year ended October 31, 2019:
Shares sold	8,066	$207,267
Shares issued in reinvestment of dividends and distributions	60	1,499
Shares reacquired	(460)	(12,052)

Net increase (decrease) in shares outstanding	7,666	$196,714

Class R4
Six months ended April 30, 2020:
Shares sold	8,125	$187,817
Shares issued in reinvestment of dividends and distributions	2,306	54,205
Shares reacquired	(3,747)	(89,339)

Net increase (decrease) in shares outstanding	6,684	$152,683

Year ended October 31, 2019:
Shares sold	10,104	$255,940
Shares issued in reinvestment of dividends and distributions	614	14,461
Shares reacquired	(2,462)	(62,975)

Net increase (decrease) in shares outstanding	8,256	$207,426

Class R6
Six months ended April 30, 2020:
Shares sold	2,218,372	$49,160,349
Shares issued in reinvestment of dividends and distributions	1,953,120	45,868,576
Shares reacquired	(2,965,631)	(67,602,562)
Net increase (decrease) in shares outstanding before conversion	1,205,861	27,426,363
Shares issued upon conversion from other share class(es)	10,103	231,240

Net increase (decrease) in shares outstanding	1,215,964	$27,657,603

Year ended October 31, 2019:
Shares sold	3,949,575	$97,471,958
Shares issued in reinvestment of dividends and distributions	1,418,075	33,038,532
Shares reacquired	(26,964,174)	(679,799,550)
Net increase (decrease) in shares outstanding before conversion	(21,596,524)	(549,289,060)
Shares issued upon conversion from other share class(es)	117,370	3,057,656
Shares reacquired upon conversion into other share class(es)	(1,255)	(30,884)

Net increase (decrease) in shares outstanding	(21,480,409)	$(546,262,288)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital

32

share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA

Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 48 days that the Fund had loans outstanding during the period was approximately $3,851,583, borrowed at a weighted average interest rate of 2.75%. The maximum loan outstanding amount during the period was $24,150,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of

PGIM Global Real Estate Fund	33

Notes to Financial Statements (unaudited) (continued)

factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the

34

underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Global Real Estate Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020	Year Ended October 31,				Seven Months Ended October 31, 2015(a)	Year Ended March 31, 2015
		2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.31	$22.97	$24.07	$23.41	$24.36	$25.36	$22.59
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.36	0.42	0.31	0.44	0.17	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.24)	4.87	(0.36)	1.21	(0.59)	(0.87)	3.06
Total from investment operations	(5.09)	5.23	0.06	1.52	(0.15)	(0.70)	3.42
Less Dividends and Distributions:
Dividends from net investment income	(0.98)	(0.51)	(0.74)	(0.57)	(0.45)	(0.30)	(0.65)
Distributions from net realized gains	(1.99)	(0.38)	(0.42)	(0.29)	(0.35)	-	-
Total dividends and distributions	(2.97)	(0.89)	(1.16)	(0.86)	(0.80)	(0.30)	(0.65)
Net asset value, end of period	$19.25	$27.31	$22.97	$24.07	$23.41	$24.36	$25.36
Total Return(c):	(20.57)%	23.50%	0.11%	6.72%	(0.67)%	(2.77)%	15.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$121,186	$169,987	$161,591	$283,167	$520,316	$576,898	$990,774
Average net assets (000)	$150,616	$160,416	$231,191	$376,991	$546,171	$762,679	$982,032
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.52% (f)	1.50%	1.46%	1.27%	1.24%	1.27% (f)	1.27%
Expenses before waivers and/or expense reimbursement	1.52% (f)	1.50%	1.46%	1.27%	1.24%	1.27% (f)	1.27%
Net investment income (loss)	1.30% (f)	1.43%	1.79%	1.33%	1.84%	1.17% (f)	1.47%
Portfolio turnover rate(g)	79%	82%	57%	66%	80%	48%	53%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

36

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	37

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30, 2020	Year Ended October 31,				Seven Months Ended October 31, 2015(a)	Year Ended March 31, 2015
		2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.70	$22.46	$23.57	$22.99	$23.93	$24.93	$22.24
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.17	0.24	0.15	0.27	0.07	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.11)	4.77	(0.36)	1.17	(0.58)	(0.87)	3.01
Total from investment operations	(5.07)	4.94	(0.12)	1.32	(0.31)	(0.80)	3.19
Less Dividends and Distributions:
Dividends from net investment income	(0.89)	(0.32)	(0.57)	(0.45)	(0.28)	(0.20)	(0.50)
Distributions from net realized gains	(1.99)	(0.38)	(0.42)	(0.29)	(0.35)	-	-
Total dividends and distributions	(2.88)	(0.70)	(0.99)	(0.74)	(0.63)	(0.20)	(0.50)
Net asset value, end of period	$18.75	$26.70	$22.46	$23.57	$22.99	$23.93	$24.93
Total Return(c):	(20.95)%	22.63%	(0.64)%	5.94%	(1.32)%	(3.20)%	14.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,921	$4,276	$5,550	$8,853	$11,984	$14,981	$17,233
Average net assets (000)	$3,253	$4,991	$7,193	$10,174	$13,626	$15,836	$17,517
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.49% (f)	2.27%	2.21%	1.97%	1.94%	1.97% (f)	1.97%
Expenses before waivers and/or expense reimbursement	2.49% (f)	2.27%	2.21%	1.97%	1.94%	1.97% (f)	1.97%
Net investment income (loss)	0.36% (f)	0.68%	1.03%	0.66%	1.15%	0.52% (f)	0.77%
Portfolio turnover rate(g)	79%	82%	57%	66%	80%	48%	53%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.

See Notes to Financial Statements.

38

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	39

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2020	Year Ended October 31,				Seven Months Ended October 31, 2015(a)	Year Ended March 31, 2015
		2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.69	$22.46	$ 23.57	$22.98	$ 23.93	$ 24.92	$22.23
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.25	0.30	0.15	0.27	0.07	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.11)	4.77	(0.35)	1.18	(0.59)	(0.86)	3.01
Total from investment operations	(5.01)	5.02	(0.05)	1.33	(0.32)	(0.79)	3.19
Less Dividends and Distributions:
Dividends from net investment income	(0.93)	(0.41)	(0.64)	(0.45)	(0.28)	(0.20)	(0.50)
Distributions from net realized gains	(1.99)	(0.38)	(0.42)	(0.29)	(0.35)	-	-
Total dividends and distributions	(2.92)	(0.79)	(1.06)	(0.74)	(0.63)	(0.20)	(0.50)
Net asset value, end of period	$18.76	$26.69	$ 22.46	$23.57	$ 22.98	$ 23.93	$24.92
Total Return(c):	(20.74)%	23.05%	(0.36)%	5.99%	(1.36)%	(3.16)%	14.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,639	$54,343	$67,679	$96,562	$142,836	$175,965	$191,917
Average net assets (000)	$47,337	$62,207	$82,784	$116,225	$161,785	$181,798	$178,177
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.94% (f)	1.91%	1.92%	1.97%	1.94%	1.97% (f)	1.97%
Expenses before waivers and/or expense reimbursement	1.94% (f)	1.91%	1.92%	1.97%	1.94%	1.97% (f)	1.97%
Net investment income (loss)	0.91% (f)	1.05%	1.29%	0.67%	1.15%	0.52% (f)	0.75%
Portfolio turnover rate(g)	79%	82%	57%	66%	80%	48%	53%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

40

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	41

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2020	Year Ended October 31,				Seven Months Ended October 31, 2015(a)	Year Ended March 31, 2015
		2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.24	$22.90	$ 24.01	$ 23.36	$ 24.30	$25.31	$22.55
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.33	0.40	0.27	0.38	0.14	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.23)	4.88	(0.38)	1.21	(0.57)	(0.88)	3.06
Total from investment operations	(5.09)	5.21	0.02	1.48	(0.19)	(0.74)	3.36
Less Dividends and Distributions:
Dividends from net investment income	(0.97)	(0.49)	(0.71)	(0.54)	(0.40)	(0.27)	(0.60)
Distributions from net realized gains	(1.99)	(0.38)	(0.42)	(0.29)	(0.35)	-	-
Total dividends and distributions	(2.96)	(0.87)	(1.13)	(0.83)	(0.75)	(0.27)	(0.60)
Net asset value, end of period	$19.19	$27.24	$ 22.90	$24.01	$ 23.36	$24.30	$25.31
Total Return(c):	(20.62)%	23.45%	(0.06)%	6.52%	(0.83)%	(2.92)%	15.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,410	$19,815	$19,864	$33,346	$28,647	$24,507	$24,002
Average net assets (000)	$17,067	$19,694	$24,550	$33,336	$26,820	$23,797	$19,001
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.62% (f)	1.58%	1.60%	1.47%	1.44%	1.47% (f)	1.47%
Expenses before waivers and/or expense reimbursement	1.87% (f)	1.83%	1.85%	1.72%	1.69%	1.72% (f)	1.72%
Net investment income (loss)	1.22% (f)	1.35%	1.70%	1.15%	1.59%	1.01% (f)	1.22%
Portfolio turnover rate(g)	79%	82%	57%	66%	80%	48%	53%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.

See Notes to Financial Statements.

42

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	43

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2020	Year Ended October 31,				Seven Months Ended October 31, 2015(a)	Year Ended March 31, 2015
		2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.45	$23.07	$24.17	$23.50	$24.45	$25.46	$22.69
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.50	0.55	0.39	0.51	0.22	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.28)	4.92	(0.36)	1.21	(0.59)	(0.89)	3.07
Total from investment operations	(5.06)	5.42	0.19	1.60	(0.08)	(0.67)	3.50
Less Dividends and Distributions:
Dividends from net investment income	(1.04)	(0.66)	(0.87)	(0.64)	(0.52)	(0.34)	(0.73)
Distributions from net realized gains	(1.99)	(0.38)	(0.42)	(0.29)	(0.35)	-	-
Total dividends and distributions	(3.03)	(1.04)	(1.29)	(0.93)	(0.87)	(0.34)	(0.73)
Net asset value, end of period	$19.36	$27.45	$23.07	$24.17	$23.50	$24.45	$25.46
Total Return(c):	(20.35)%	24.27%	0.64%	7.05%	(0.37)%	(2.62)%	15.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$702,092	$1,030,064	$974,596	$1,473,514	$2,108,092	$2,370,204	$2,573,401
Average net assets (000)	$901,399	$971,722	$1,175,745	$1,747,768	$2,247,294	$2,429,133	$2,316,203
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.94% (f)	0.92%	0.93%	0.97%	0.94%	0.97% (f)	0.97%

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended April 30, 2020		Year Ended October 31,				Seven Months Ended October 31, 2015(a)		Year Ended March 31, 2015
			2019	2018	2017	2016
Expenses before waivers and/or expense reimbursement	0.94%	(f)	0.92%	0.93%	0.97%	0.94%	0.97%	(f)	0.97%
Net investment income (loss)	1.89%	(f)	2.01%	2.32%	1.65%	2.13%	1.52%	(f)	1.75%
Portfolio turnover rate(g)	79%		82%	57%	66%	80%	48%		53%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	45

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 27, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.40	$23.05	$24.10
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.34	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.25)	4.97	(0.96)
Total from investment operations	(5.08)	5.31	(0.72)
Less Dividends and Distributions:
Dividends from net investment income	(1.00)	(0.58)	(0.33)
Distributions from net realized gains	(1.99)	(0.38)	-
Total dividends and distributions	(2.99)	(0.96)	(0.33)
Net asset value, end of period	$19.33	$27.40	$23.05
Total Return(c):	(20.47)%	23.77%	(3.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$201	$222	$10
Average net assets (000)	$215	$69	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30% (e)	1.30%	1.30% (e)
Expenses before waivers and/or expense reimbursement	7.05% (e)	19.11%	209.91% (e)
Net investment income (loss)	1.50% (e)	1.28%	1.22% (e)
Portfolio turnover rate(f)	79%	82%	57%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R4 Shares
	Six Months Ended April 30, 2020	Year Ended October 31, 2019	December 27, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.41	$23.06	$24.10
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.47	(0.27)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.27)	4.90	(0.39)
Total from investment operations	(5.06)	5.37	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(1.02)	(0.64)	(0.38)
Distributions from net realized gains	(1.99)	(0.38)	-
Total dividends and distributions	(3.01)	(1.02)	(0.38)
Net asset value, end of period	$19.34	$27.41	$23.06
Total Return(c):	(20.37)%	24.08%	(2.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$536	$577	$295
Average net assets (000)	$591	$409	$24
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05% (e)	1.05%	1.05%	(e)
Expenses before waivers and/or expense reimbursement	3.13% (e)	4.06%	87.40%	(e)
Net investment income (loss)	1.77% (e)	1.86%	(1.35	)%(e)
Portfolio turnover rate(f)	79%	82%	57%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	47

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2020	Year Ended October 31,				Seven Months Ended October 31, 2015(a)	Year Ended March 31, 2015
		2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.44	$ 23.06	$ 24.17	$ 23.51	$ 24.45	$ 25.45	$ 22.69
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.54	0.53	0.43	0.55	0.24	0.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.26)	4.90	(0.32)	1.20	(0.58)	(0.87)	3.08
Total from investment operations	(5.03)	5.44	0.21	1.63	(0.03)	(0.63)	3.54
Less Dividends and Distributions:
Dividends from net investment income	(1.06)	(0.68)	(0.90)	(0.68)	(0.56)	(0.37)	(0.78)
Distributions from net realized gains	(1.99)	(0.38)	(0.42)	(0.29)	(0.35)	-	-
Total dividends and distributions	(3.05)	(1.06)	(1.32)	(0.97)	(0.91)	(0.37)	(0.78)
Net asset value, end of period	$19.36	$ 27.44	$ 23.06	$ 24.17	$ 23.51	$ 24.45	$ 25.45
Total Return(c):	(20.26)%	24.42%	0.74%	7.18%	(0.17)%	(2.47)%	15.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$332,489	$438,023	$863,357	$748,552	$424,097	$304,042	$237,692
Average net assets (000)	$393,582	$711,529	$896,240	$575,716	$368,820	$279,379	$140,024
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.81% (f)	0.79%	0.80%	0.80%	0.79%	0.80% (f)	0.81%
Expenses before waivers and/or expense reimbursement	0.81% (f)	0.79%	0.80%	0.80%	0.79%	0.80% (f)	0.81%
Net investment income (loss)	2.01% (f)	2.19%	2.23%	1.81%	2.27%	1.68% (f)	1.84%
Portfolio turnover rate(g)	79%	82%	57%	66%	80%	48%	53%

(a)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.
(b)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

48

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	49

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

50

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate PGIM Real Estate (UK) Limited	7 Giralda Farms Madison, NJ 07940 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL REAL ESTATE FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6
NASDAQ	PURAX	PURBX	PURCX	PURRX	PURZX	PUREX	PURGX	PGRQX
CUSIP	744336108	744336207	744336306	744336405	744336504	744336678	744336660	744336876

MF182E2

PGIM JENNISON TECHNOLOGY FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Technology Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Technology Fund

June 15, 2020

PGIM Jennison Technology Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	13.51	6.50	10.22 (6/19/18)
Class C	13.10	10.89	12.79 (6/19/18)
Class Z	13.68	13.07	13.97 (6/19/18)
Class R6	13.64	13.04	13.97 (6/19/18)
MSCI All Country World Information Technology Index
	7.37	13.86	13.51

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

MSCI All Country World Information Technology Index—The MSCI All Country World Information Technology Index is unmanaged and designed to capture the large and mid-cap segments across 23 Developed Markets (DM) countries and 26 Emerging Markets (EM) countries. All securities in the Index are classified in the Information Technology sector as per the Global Industry Classification Standard (GICS®).

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison Technology Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	9.3%
Microsoft Corp.	Software	9.2%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	6.0%
SBA Communications Corp.	Equity Real Estate Investment Trusts (REITs)	4.6%
American Tower Corp.	Equity Real Estate Investment Trusts (REITs)	4.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.8%
salesforce.com, Inc.	Software	3.6%
Visa, Inc. (Class A Stock)	IT Services	3.3%
Netflix, Inc.	Entertainment	3.2%
Coupa Software, Inc.	Software	2.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Technology Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Technology Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,135.10	1.10%	$5.84
	Hypothetical	$1,000.00	$1,019.39	1.10%	$5.52
Class C	Actual	$1,000.00	$1,131.00	1.85%	$9.80
	Hypothetical	$1,000.00	$1,015.66	1.85%	$9.27
Class Z	Actual	$1,000.00	$1,136.80	0.85%	$4.52
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
Class R6	Actual	$1,000.00	$1,136.40	0.80%	$4.25
	Hypothetical	$1,000.00	$1,020.89	0.80%	$4.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS

Auto Components 1.0%
Aptiv PLC	1,992	$138,544

Automobiles 2.5%
Tesla, Inc.*	441	344,809

Electronic Equipment, Instruments & Components 3.1%
Keysight Technologies, Inc.*	3,516	340,243
Sunny Optical Technology Group Co. Ltd. (China)	6,055	85,540

		425,783

Entertainment 3.2%
Netflix, Inc.*	1,058	444,201

Equity Real Estate Investment Trusts (REITs) 11.0%
American Tower Corp.	2,446	582,148
Equinix, Inc.	447	301,814
SBA Communications Corp.	2,220	643,623

		1,527,585

Health Care Equipment & Supplies 3.6%
DexCom, Inc.*	810	271,512
Intuitive Surgical, Inc.*	442	225,809

		497,321

Health Care Technology 2.9%
Phreesia, Inc.*	2,318	58,854
Teladoc Health, Inc.*	2,097	345,145

		403,999

Interactive Media & Services 3.9%
Alphabet, Inc. (Class C Stock)*	106	142,958
Tencent Holdings Ltd. (China)	7,576	400,961

		543,919

Internet & Direct Marketing Retail 7.5%
Alibaba Group Holding Ltd. (China), ADR*	1,706	345,755

See Notes to Financial Statements.

PGIM Jennison Technology Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Internet & Direct Marketing Retail (cont’d.)
Amazon.com, Inc.*	212	$524,488
MercadoLibre, Inc. (Argentina)*	285	166,300

		1,036,543

IT Services 9.9%
Adyen NV (Netherlands), 144A*	235	230,750
Okta, Inc.*	1,747	264,321
Shopify, Inc. (Canada) (Class A Stock)*	230	145,427
Twilio, Inc. (Class A Stock)*	2,387	268,060
Visa, Inc. (Class A Stock)	2,594	463,599

		1,372,157

Professional Services 1.5%
Experian PLC (United Kingdom)	6,876	204,941

Road & Rail 0.4%
Uber Technologies, Inc.*	1,914	57,937

Semiconductors & Semiconductor Equipment 13.7%
Advanced Micro Devices, Inc.*	5,642	295,584
Broadcom, Inc.	1,278	347,130
Lam Research Corp.	995	254,004
NVIDIA Corp.	2,820	824,230
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	3,387	179,951

		1,900,899

Software 25.0%
Adobe, Inc.*	890	314,740
Coupa Software, Inc.*	2,294	403,950
Medallia, Inc.*	4,678	100,483
Microsoft Corp.	7,080	1,268,807
RingCentral, Inc. (Class A Stock)*	618	141,232
salesforce.com, Inc.*	3,082	499,130
SAP SE (Germany), ADR	1,077	127,668
Splunk, Inc.*	2,095	294,054
Workday, Inc. (Class A Stock)*	2,029	312,263

		3,462,327

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc.	4,363	$1,281,849

TOTAL LONG-TERM INVESTMENTS (cost $10,634,872)		13,642,814

SHORT-TERM INVESTMENT 2.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $392,662)(w)	392,662	392,662

TOTAL INVESTMENTS 101.3% (cost $11,027,534)		14,035,476
Liabilities in excess of other assets (1.3)%		(185,764)

NET ASSETS 100.0%		$13,849,712

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Auto Components	$138,544	$—	$—
Automobiles	344,809	—	—

See Notes to Financial Statements.

PGIM Jennison Technology Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$340,243	$85,540	$—
Entertainment	444,201	—	—
Equity Real Estate Investment Trusts (REITs)	1,527,585	—	—
Health Care Equipment & Supplies	497,321	—	—
Health Care Technology	403,999	—	—
Interactive Media & Services	142,958	400,961	—
Internet & Direct Marketing Retail	1,036,543	—	—
IT Services	1,141,407	230,750	—
Professional Services	—	204,941	—
Road & Rail	57,937	—	—
Semiconductors & Semiconductor Equipment	1,900,899	—	—
Software	3,462,327	—	—
Technology Hardware, Storage & Peripherals	1,281,849	—	—
Affiliated Mutual Fund	392,662	—	—

Total	$13,113,284	$922,192	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Software	25.0%
Semiconductors & Semiconductor Equipment	13.7
Equity Real Estate Investment Trusts (REITs)	11.0
IT Services	9.9
Technology Hardware, Storage & Peripherals	9.3
Internet & Direct Marketing Retail	7.5
Interactive Media & Services	3.9
Health Care Equipment & Supplies	3.6
Entertainment	3.2
Electronic Equipment, Instruments & Components	3.1
Health Care Technology	2.9

Affiliated Mutual Fund	2.8%
Automobiles	2.5
Professional Services	1.5
Auto Components	1.0
Road & Rail	0.4

101.3
Liabilities in excess of other assets	(1.3)

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value:
Unaffiliated investments (cost $10,634,872)	$13,642,814
Affiliated investments (cost $392,662)	392,662
Due from Manager	9,480
Receivable for Fund shares sold	7,977
Prepaid expenses	272

Total Assets	14,053,205

Liabilities
Payable for investments purchased	134,888
Custodian and accounting fees payable	18,318
Shareholders’ reports payable	15,192
Accrued expenses and other liabilities	14,187
Audit fee payable	11,875
Payable for Fund shares reacquired	7,926
Affiliated transfer agent fee payable	837
Distribution fee payable	270

Total Liabilities	203,493

Net Assets	$13,849,712

Net assets were comprised of:
Shares of beneficial interest, at par	$1,087
Paid-in capital in excess of par	11,064,181
Total distributable earnings (loss)	2,784,444

Net assets, April 30, 2020	$13,849,712

See Notes to Financial Statements.

PGIM Jennison Technology Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Class A
Net asset value and redemption price per share, ($991,815 ÷ 78,188 shares of beneficial interest issued and outstanding)	$12.69
Maximum sales charge (5.50% of offering price)	0.74

Maximum offering price to public	$13.43

Class C
Net asset value, offering price and redemption price per share, ($126,641 ÷ 10,116 shares of beneficial interest issued and outstanding)	$12.52

Class Z
Net asset value, offering price and redemption price per share, ($6,335,257 ÷ 497,024 shares of beneficial interest issued and outstanding)	$12.75

Class R6
Net asset value, offering price and redemption price per share, ($6,395,999 ÷ 501,981 shares of beneficial interest issued and outstanding)	$12.74

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $986 foreign withholding tax)	$44,879
Income from securities lending, net (including affiliated income of $784)	1,651
Affiliated dividend income	1,575

Total income	48,105

Expenses
Management fee	47,561
Distribution fee(a)	1,449
Custodian and accounting fees	29,462
Registration fees(a)	28,033
Shareholders’ reports	13,103
Audit fee	11,875
Legal fees and expenses	8,209
Trustees’ fees	5,485
Transfer agent’s fees and expenses (including affiliated expense of $1,998)(a)	4,705
Miscellaneous	8,621

Total expenses	158,503
Less: Fee waiver and/or expense reimbursement(a)	(104,565)
Distribution fee waiver(a)	(172)

Net expenses	53,766

Net investment income (loss)	(5,661)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(533))	36,518
Foreign currency transactions	(111)

36,407

Net change in unrealized appreciation (depreciation) on investments	1,560,236

Net gain (loss) on investment and foreign currency transactions	1,596,643

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,590,982

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,035	414	—	—
Registration fees	7,009	7,008	7,008	7,008
Transfer agent’s fees and expenses	1,127	221	3,319	38
Fee waiver and/or expense reimbursement	(11,924)	(7,686)	(42,827)	(42,128)
Distribution fee waiver	(172)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Technology Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,661)	$5,603
Net realized gain (loss) on investment and foreign currency transactions	36,407	(202,996)
Net change in unrealized appreciation (depreciation) on investments	1,560,236	1,771,016

Net increase (decrease) in net assets resulting from operations	1,590,982	1,573,623

Dividends and Distributions
Distributions from distributable earnings
Class Z	(2,103)	(2,184)
Class R6	(5,091)	(5,110)

	(7,194)	(7,294)

Fund share transactions
Net proceeds from shares sold	2,042,454	3,461,677
Net asset value of shares issued in reinvestment of dividends and distributions	7,632	7,131
Cost of shares reacquired	(1,348,107)	(785,391)

Net increase (decrease) in net assets from Fund share transactions	701,979	2,683,417

Total increase (decrease)	2,285,767	4,249,746

Net Assets:
Beginning of period	11,563,945	7,314,199

End of period	$13,849,712	$11,563,945

See Notes to Financial Statements.

16

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni Fund (formerly known as PGIM Short Duration Muni High Income Fund), each of which are diversified funds and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Jennison Technology Fund (the “Fund”).

The investment objective of the Fund is to seek long-term capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Technology Fund	17

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

18

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign

PGIM Jennison Technology Fund	19

Notes to Financial Statements (unaudited) (continued)

currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as

20

collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

PGIM Jennison Technology Fund	21

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion, 0.73% of the next $2 billion, 0.71% of the next $2 billion, 0.70% of the next $5 billion and 0.69% of the Fund’s average daily net assets in excess $10 billion. The effective management fee rate

22

before any waivers and/or expense reimbursements was 0.75% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.10% of average daily net assets for Class A shares, 1.85% of average daily net assets for Class C shares, 0.85% of average daily net assets for Class Z shares and 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the reporting period ended April 30, 2020, PIMS received $2,326 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison Technology Fund	23

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $4,877,164 and $4,399,939, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

24

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$138,950	$3,330,008	$3,076,296	$—	$—	$392,662	392,662	$1,575
PGIM Institutional Money Market Fund*
183,853	1,389,285	1,572,605	—	(533)	—	—	784	**

$322,803	$4,719,293	$4,648,901	$—	$(533)	$392,662		$2,359

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2020 were as follows:

Tax Basis	$11,069,352

Gross Unrealized Appreciation	3,141,801
Gross Unrealized Depreciation	(175,677)

Net Unrealized Appreciation	$2,966,124

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2019 of approximately $205,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat late year losses of approximately $100 as having been incurred in the following fiscal year (October 31, 2020).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a

PGIM Jennison Technology Fund	25

Notes to Financial Statements (unaudited) (continued)

contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class C	1,000	10%
Class R6	501,981	100%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	46%	1	37%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	50,422	$610,677
Shares reacquired	(13,104)	(155,135)

Net increase (decrease) in shares outstanding	37,318	$455,542

Year ended October 31, 2019:
Shares sold	38,296	$413,235
Shares reacquired	(8,868)	(93,812)

Net increase (decrease) in shares outstanding	29,428	$319,423

26

Class C	Shares	Amount
Six months ended April 30, 2020:
Shares sold	5,263	$61,906
Shares reacquired	(630)	(7,925)

Net increase (decrease) in shares outstanding	4,633	$53,981

Year ended October 31, 2019:
Shares sold	2,092	$20,260
Shares reacquired	(683)	(7,657)

Net increase (decrease) in shares outstanding	1,409	$12,603

Class Z
Six months ended April 30, 2020:
Shares sold	109,275	$1,369,871
Shares issued in reinvestment of dividends and distributions	165	2,004
Shares reacquired	(95,451)	(1,185,047)

Net increase (decrease) in shares outstanding	13,989	$186,828

Year ended October 31, 2019:
Shares sold	307,375	$3,028,182
Shares issued in reinvestment of dividends and distributions	220	2,004
Shares reacquired	(65,508)	(683,922)

Net increase (decrease) in shares outstanding	242,087	$2,346,264

Class R6
Six months ended April 30, 2020:
Shares issued in reinvestment of dividends and distributions	419	$5,628

Net increase (decrease) in shares outstanding	419	$5,628

Year ended October 31, 2019:
Shares issued in reinvestment of dividends and distributions	562	$5,127

Net increase (decrease) in shares outstanding	562	$5,127

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

PGIM Jennison Technology Fund	27

Notes to Financial Statements (unaudited) (continued)

SCA

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $313,000, borrowed at a weighted average interest rate of 2.87%. The maximum loan outstanding amount during the period was $313,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all

28

or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are

PGIM Jennison Technology Fund	29

Notes to Financial Statements (unaudited) (continued)

dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020		Year Ended October 31, 2019	June 19, 2018(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.18		$9.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.53		1.57	(0.35)
Total from investment operations	1.51		1.54	(0.36)
Net asset value, end of period	$12.69		$11.18	$9.64
Total Return(c):	13.51%		15.98%	(3.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$992		$457	$110
Average net assets (000)	$694		$216	$37
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.10%	1.10%	(e)
Expenses before waivers and/or expense reimbursement	4.61%	(e)	9.15%	148.53%	(e)
Net investment income (loss)	(0.37)%	(e)	(0.27)%	(0.37)%	(e)
Portfolio turnover rate(f)	35%		47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2020		Year Ended October 31, 2019	June 19, 2018(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.07		$9.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.52		1.55	(0.34)
Total from investment operations	1.45		1.45	(0.38)
Net asset value, end of period	$12.52		$11.07	$9.62
Total Return(c):	13.10%		15.07%	(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$127		$61	$39
Average net assets (000)	$83		$56	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.85%	(e)	1.85%	1.85%	(e)
Expenses before waivers and/or expense reimbursement	20.40%	(e)	26.92%	166.12%	(e)
Net investment income (loss)	(1.13)%	(e)	(0.95)%	(1.16)%	(e)
Portfolio turnover rate(f)	35%		47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended April 30, 2020		Year Ended October 31, 2019		June 19, 2018(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.22		$9.66		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		-	(c)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.54		1.57		(0.33)
Total from investment operations	1.53		1.57		(0.34)
Less Dividends and Distributions:
Dividends from net investment income	-	(d)	(0.01)		-
Net asset value, end of period	$12.75		$11.22		$9.66
Total Return(e):	13.68%		16.25%		(3.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,335		$5,420		$2,327
Average net assets (000)	$5,891		$4,521		$1,204
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.85%	(g)	0.85%		0.85%	(g)
Expenses before waivers and/or expense reimbursement	2.31%	(g)	2.66%		10.00%	(g)
Net investment income (loss)	(0.09)%	(g)	0.03%		(0.21)%	(g)
Portfolio turnover rate(h)	35%		47%		19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Less than $(0.005) per share.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	33

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2020		Year Ended October 31, 2019	June 19, 2018(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.22		$9.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	0.01	-	(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.53		1.56	(0.34)
Total from investment operations	1.53		1.57	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.01)	-
Net asset value, end of period	$12.74		$11.22	$9.66
Total Return(e):	13.64%		16.28%	(3.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,396		$5,627	$4,838
Average net assets (000)	$6,085		$5,280	$5,084
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.80%	(g)	0.80%	0.80%	(g)
Expenses before waivers and/or expense reimbursement	2.19%	(g)	2.56%	6.54%	(g)
Net investment income (loss)	(0.04)%	(g)	0.10%	(0.12)%	(g)
Portfolio turnover rate(h)	35%		47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Technology Fund	35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Technology Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON TECHNOLOGY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PGKAX	PGKCX	PGKZX	PGKRX
CUSIP	744336652	744336645	744336637	744336629

MF240E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	June 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	June 15, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	June 15, 2020